Related Parties	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related parties	Related parties
Related parties are those parties which have considerable influence over the Group, directly or indirectly, including a parent company, owners or their families, large investors, key management personnel and their families and parties that are controlled by or dependent on the Group, such as affiliates and joint ventures. Key management personnel include the Group’s executive officers and directors, since these individuals have the authority and responsibility for planning, directing and controlling the activities of the Group. Interests in subsidiaries are set out in Note 1.
Transactions with related parties
A related party transaction is a transfer of resources, services or obligations between the Group and a related party, regardless of whether a price is charged. The Group engages with related parties for both purchased and sold services, loans and other borrowings and other activities.
The Group entered into lease agreement with Fasteignafélagið Eyjólfur hf. in April 2023 for a new facility in Iceland with remaining lease terms of approximately 15 years as of 31 December 2023 (see Note 13). The Group also entered into seventeen separate lease agreements with Flóki Fasteignir ehf. (HRJAF ehf.) throughout 2020, 2021 and 2023 for a group of apartment buildings in Iceland used for temporary housing of employees and third party contractors. Two of the leases were terminated during the year ended 31 December 2021. The remaining lease terms for the other fifteen leases approximate 7 years, on average, as of 31 December 2023.
The Group entered into office sublease sharing agreement with Alvogen UK Ltd. in August 2023. The agreement was effective from 1 January 2023 and shall terminate upon the expiration or termination of the Lease.
The Group entered into art lease agreement with Flóki-Art ehf. in January 2023, as a result of the Share Purchase Agreement (see Note 12). The leased asset is located in Sæmundargata 15-19, Reykjavik. The remaining lease term for the leased asset is 15 years, as of 31 December 2023.
The Group provides and receives certain support services through arrangements with Aztiq, Alvogen, and Alvogen Malta (Outlicensing) Ltd. (Adalvo). Services provided to Alvogen consist of finance, administrative, legal and human resource services. Services received from Alvogen primarily consist of marketing, salary processing, and information technology support services. Services received from Adalvo primarily consist of legal, regulatory, supply chain management, and portfolio and market intelligence services.
Purchased service includes rental fees and service expenses, as described above. Rental fees and service expenses with related parties are presented as “General and administrative expenses” or “Research and development expenses” in the consolidated statements of profit or loss and other comprehensive income or loss, depending on the nature of the service performed and expense incurred by the Group. Rental liabilities from lease arrangements with related parties are presented as a component of “Lease liabilities” on the consolidated statements of financial position. Service payables are presented as “Liabilities to related parties” on the consolidated statements of financial position.
Interest includes interest expense on borrowings. Interest expenses on loans from related parties are presented as “Finance costs” in the consolidated statements of profit or loss and other comprehensive income or loss. Borrowings are presented as “Borrowings” and “Current maturities of borrowings” on the consolidated statements of financial position. See Note 21 for further details on the borrowing arrangements with related parties.
Sold service includes services provided to related parties, as described above. Income from related parties for such services are presented as “Other income” in the consolidated statements of profit or loss and other comprehensive income or loss. Amounts receivable for such activities are presented as “Receivables from related parties” on the consolidated statements of financial position. The Group has not recorded bad debt provisions for its receivables from related parties.
Related party transactions as of and for the year ended 31 December 2023 are as follows:

	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	11,968	—	—	76,556
ATP Holdings ehf. - Sister company (a)	9,193	—	—	49,560
Aztiq Fjárfestingar ehf. – Sister company	—	4	—	—
Aztiq Consulting ehf. – Sister company	178	69	—	54
Flóki-Art ehf. - Sister company	88	—	—	422
Alvogen Iceland ehf. - Sister company	19	1	—	484
Alvogen ehf. - Sister company	—	152	16	—
Alvogen UK - Sister company	273	—	—	581
Alvogen Finance B.V. - Sister Company	3,382	—	—	65
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	29	29	7,440
Lotus International Pte. Ltd. - Sister company	—	2	—	—
Alvogen Emerging Markets - Sister company	108	—	—	—
Alvogen Inc. - Sister company	305	—	—	284
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	—	—	758	539
Adalvo Limited - Sister company	402	189	86	337
Adalvo UK - Sister company	—	49	—	—
Flóki Invest ehf - Sister company	680	—	—	251
Floki Holdings S.à r.l. - Sister company	40	—	—	—
Alvogen Malta Sh. Services - Sister company	—	—	7	—
Alvogen Spain SL - Sister company	14	—	—	15
Norwich Clinical Services Ltd - Sister company	642	—	—	170
Fasteignafélagið Eyjólfur ehf - Sister company (d)	3,807	102	—	69,732
Flóki fasteignir ehf. - Sister company	1,682	—	—	11,466
	32,781	597	896	217,956
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 21). In relation to the private placement of Tranche A Convertible Bonds in July, the Company paid underwriters fee to APT Holding amounting to $3.3 million. The underwriter’s fee is accounted for as a transaction cost that is amortized through profit and loss over the life of the instrument.
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of the other current liability as further described in Note 2. This other current liability is presented as “Liabilities to related party” on the consolidated statements of financial position.
(c)The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.
(d)Refer to Note 13 for the details of the new lease.
Related party transactions as of and for the year ended 31 December 2022 are as follows:

	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	5,415	—	—	64,588
Aztiq Fjárfestingar ehf. – Sister company	216	—	—	20
Aztiq Consulting ehf. - Sister company	442	—	—	25
ATP Holdings ehf. - Sister company (a)	1,254	—	765	81,254
Fasteignafélagið Sæmundur hf. - Sister company (e)	7,189	—	—	—
Fasteignafélagið Eyjólfur ehf - Sister company	—	196	—	—
Alvogen Iceland ehf. - Sister company	465	174	—	484
Alvogen ehf. - Sister company	—	68	1	—
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	3	2	7,440
Lotus International Pte. Ltd. - Sister company	—	4	3	—
Alvogen Emerging Markets - Sister company	98	—	—	—
Alvogen Korea co. Ltd - Sister company	—	1	—	—
Alvogen Inc. - Sister company	585	266	12	222
Alvotech and CCHT Biopharmaceutical Co., Ltd. (c)	—	—	758	—
Adalvo Limited - Sister company	1,218	106	—	349
Alvogen Malta Sh. Services - Sister company	603	—	7	—
Alvogen Spain SL - Sister Company	117	—	—	—
Norwich Clinical Services Ltd - Sister company	301	—	—	31
Alvogen Pharma Pvt Ltd - Sister Company	1,159	—	—	—
Flóki fasteignir ehf. - Sister company	1,516	—	—	8,876
L41 ehf.	26	—	—	—
Lambhagavegur 7 ehf. (d)	537	—	—	—
	21,141	818	1,548	163,289
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities including discount and accretion (see Note 21).
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.
(c)The amount receivable from Alvotech & CCHN Biopharmaceutical Co., Ltd. relates to amounts due for reference drugs used in research and development studies and certain consulting fees incurred by the Group.
(d)Lambahagavegur is no longer a related party as it was sold during the year ended 31 December 2023.
(e)Fasteignafélagið Sæmundur hf. was acquired as part of the Share Purchase Agreement, with ATP Holdings ehf., on 16 November 2022. The related party transactions reflect activity until the acquisition date. See Note 12 and Note 21 for further details.
Related party transactions for the year ended 31 December 2021 are as follows:

	Purchased service / interest	Sold service
Alvogen Lux Holdings S.à r.l. – Sister company (a)	9,383	—
Aztiq Pharma Partners S.à r.l. – Sister company (a)	16,048	—
Alvogen Aztiq AB – Sister company (a)	297	—
Aztiq Fjárfestingar ehf. (a)	120	—
Fasteignafélagið Sæmundur hf. - Sister company	7,762	—
Alvogen Iceland ehf. - Sister company	454	2,308
Alvogen ehf. - Sister company	6	2
Alvogen UK - Sister company	299	—
Lotus Pharmaceuticals Co. Ltd. - Sister company (b)	—	312
Alvogen Emerging Markets - Sister company	238	—
Alvogen Korea co. Ltd - Sister company	—	9
Alvogen Inc. - Sister company	89	654
Alvogen Malta Sh. Services - Sister company	1,216	151
Alvogen Pharma Pvt Ltd - Sister Company	491	—
HRJÁF ehf - Sister company	1,415	—
L41 ehf.	29	—
Lambhagavegur 7 ehf.	713	—
	39,940	3,715
(a)The full amount of purchased service relates to interest expenses from long-term liabilities and the full amount of payables / loans are interest-bearing long-term liabilities (see Note 21).
(b)Payables to Lotus Pharmaceuticals Co. Ltd. consists of the long-term liability as further described in Note 2. This long-term liability is presented as “Other long-term liability to related party” on the consolidated statements of financial position.
Commitments and guarantees
The Group does not have any contractual commitments with its related parties other than the receivables, loans and payables previously disclosed.
Key management personnel
At 31 December 2023 and 2022 there are no loans to the members of the Board of Directors and the CEO. In addition, there were no transactions carried out between the Group and members of the Board of Directors nor the CEO in the years ended 31 December 2023 and 2022. The Board of Directors’ remuneration is shown in the table below.

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2023
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board*	—	—	—	—
Richard Davies, Vice-Chairman	156	—	104	1,143,713
Ann Merchant, Board Member	113	—	104	10,582
Árni Harðarson, Board Member*	—	—	—	—
Faysal Kalmoua, Board Member*	—	—	—	—
Linda McGoldrick, Board Member	81	—	104	10,582
Lisa Graver, Board Member	71	—	104	10,582
Tomas Ekman, Board Member*	—	—	—	—
	421	—	416	1,175,459
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2023
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Robert Wessman CEO	1,491	26	—	—
Other Executive Team Members (9)	5,020	346	52	9,456
	6,511	372	52	9,456

Board of Directors’ fee for the year and shares at year end (board fees in thousands and shares in whole amounts).	2022
	Board fees	Pension contribution	Other long-term benefits	Shares at year-end**
Robert Wessman, Chairman of the board	740	—	—	—
Richard Davies, Vice-Chairman	68	—	—	1,133,131
Ann Merchant, Board Member (from 16.6.2022)	43	—	—	—
Árni Harðarson, Board Member (from 16.6.2022)*	—	—	—	—
Faysal Kalmoua, Board Member*	—	—	—	—
Linda McGoldrick, Board Member (from 16.6.2022)	38	—	—	—
Lisa Graver, Board Member (from 16.6.2022)	38	—	—	—
Tomas Ekman, Board Member*	—	—	—	—
Hirofumi Imai, Board member (until 16.6.2022)	—	—	—	—
	927	—	—	1,133,131
*Waived their board compensation (both cash and equity)
**Direct share ownership

	2022
Key employees	Salaries and benefits	Pension contribution	Termination benefits	Other long- term benefits
Mark Levick CEO	892	162	1,157	—
Other Executive Team Members (9)	5,400	446	820	5,015
	6,292	608	1,977	5,015